Taxation	12 Months Ended
Dec. 31, 2021
Taxation [Abstract]
TAXATION

28. TAXATION

The components of income tax expense are as follows:

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Current income tax:
Current income tax charge	2,052	2,374	704
Adjustments in respect of current income tax of prior years	97	(7)	—

Deferred tax:
Origination and reversal of temporary differences	(402)	(292)	1,247
Effect of tax rate change	—	—	(131)
Adjustment in respect of prior years	—	—	(132)
Income tax charge for the year	1,747	2,075	1,688

The income tax expense appearing in the consolidated statement of income relate to the following subsidiaries:

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Income tax expense for IGI Labuan – current year	71	66	—
Corporate tax for IGI Casablanca (Representative Office) – current year	7	6	4
Income tax credits for North Star Underwriting Limited – current year	(21)	(9)	—
Income tax expense for IGI UK – current year	1,995	2,311	700
Income tax credit for IGI UK – prior years	97	(7)	—
Addition of deferred tax assets IGI Europe	(347)	—	984
Release of deferred tax liabilities for IGI UK	(55)	(292)	—
Income tax charge for the year	1,747	2,075	1,688

•        Effective 1 January 2019, the Labuan Business Activity Tax Law has been revised and accordingly, Labuan registered entities can no longer elect to pay the RM20 thousand flat tax rate and instead are subject to 3% tax on the audited net profits. In 2021, IGI Labuan recorded tax expense of USD 71 thousand representing 3% of the audited net profits (2020: USD 66 thousand). In 2019, IGI Labuan has recorded a net loss, and as a result no income tax has been accrued for the year.

•        IGI Casablanca — Representative Office has no income sources. According to Casablanca Finance City Tax Code, regional offices are taxed at a rate of 10%. The taxable base is 5% of the operating cost.

•        IGI UK and North Star Under Underwriting Limited are subject to corporate taxation in accordance with the UK Tax Law.

An increase from the current 19% UK corporation tax rate to 25%, effective from 1 April 2023, was announced in the Budget on 3 March 2021 and enacted on 10 June 2021. As a result, UK deferred tax balances have been revalued to take this rate change into account, where relevant.

•        I.G.I Underwriting is a tax-exempt company in Jordan as its main business activity is to act as an underwriting agent in respect of insurance and reinsurance business written outside Jordan.

•        International General Insurance Holdings Ltd. is not subject to income tax according to the tax law in Bermuda.

•        International General Insurance Co. Ltd is a tax-exempt company according to the tax law in Bermuda.

•        International General Insurance Holdings Limited and International General Insurance Company (Dubai) Ltd. are not subject to income tax according to the tax law in UAE.

•        International General Insurance Company (Europe) SE (IGI Europe) is subject to the normal standard rate in Malta of 35%.

Reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate is as follows:

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
The Group profit before tax	45,443	29,326	25,253
Less: Profit related to non-taxable subsidiaries	(36,022)	(17,108)	(15,380)
Profit before tax for entities subject to corporate taxation	9,421	12,218	9,873
Profit multiplied by the standard rate of tax in the UK of 19% (2020:19%) (2019: 19%)	1,790	2,322	1,876
Net disallowed expenditure	(71)	(34)	50
Non-UK expenses not deductible for tax purposes/income not taxable	67	—	—
Fixed asset temporary differences not recognized for deferred tax	1	14	18
Other temporary differences not recognized for deferred tax	28	9	3
Adjustment in respect of prior years	97	(7)	(132)
Income tax credits for North Star Underwriting Limited – current year	—	(9)	—
IGI Labuan and IGI Casablanca current year tax charges	78	72	4
Other movements	1	—	—
Release of deferred tax liabilities for IGI UK	(55)	(292)	—
Effect of rate change to 17%	—	—	(131)
Difference in corporation tax rates	(189)	—	—
Income tax charge for the year	1,747	2,075	1,688

The following is the movement on the deferred tax assets:

	2021	2020
	USD ‘000	USD ‘000
Balance at beginning of the year	—	—
Deferred tax assets resulting from acquisition of IGI Europe	124	—
Addition of deferred tax assets for IGI Europe	347	—
Ending balance	471	—

The following is the movement on the deferred tax liabilities:

	2021	2020
	USD ‘000	USD ‘000
Balance at beginning of the year	(55)	(347)
Release of deferred tax liabilities for IGI UK	55	292
Addition of deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK	(14)	—
Ending balance	(14)	(55)

The deferred tax liabilities amounting to USD 55 thousand as of 31 December 2020 (2021: Nil) are in respect to an adjustment processed to the income of IGI UK using prevailing tax rates.